Note 3 - Fair Value Measurement - Convertible Notes Payable (Details) - Convertible Debt [Member] - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Balance, beginning of period	$ 10,029	$ 0
Initial fair value at issuance	0	10,000
Issuance of convertible notes during the period	2,433	2,433
Accrued interest expense	220	249
Fair value adjustments	568	568
Balance, end of the period	$ 13,250	$ 13,250